SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATEMENTS OF OPERATIONS
Net revenues	$ 177,883,105	$ 134,109,632	$ 37,334,966
Cost of revenue	(15,300,854)	(14,932,713)	(20,101,386)
Gross profit (loss)	162,582,251	119,176,919	17,233,580
Operating expenses:
General and administrative expenses	(16,256,192)	(10,728,807)	(8,366,698)
Research and development expenses	(26,935,497)	(19,324,657)	(12,868,356)
Sales and marketing expenses	(157,027,956)	(80,729,626)	(20,161,353)
Other operating income, net	872,269	1,609,159	190,338
Total operating expenses	(199,347,376)	(109,173,931)	(41,206,069)
(Loss) Income from operations	(36,765,125)	10,002,988	(23,972,489)
Foreign exchange (losses) gains	(342,687)	(70,033)	(169,556)
Income (Loss) before income taxes and equity in earnings of subsidiaries	(36,844,347)	10,147,685	(23,660,113)
Net (loss) Income	(36,846,061)	10,147,465	(23,660,913)
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Net revenues	51,152	146,090	116,120
Cost of revenue	(101,689)	(87,416)	(66,231)
Gross profit (loss)	(50,537)	58,674	49,889
Operating expenses:
General and administrative expenses	(558,078)	(450,005)	(2,043,737)
Research and development expenses	(2,806,588)	(1,788,724)	(544,786)
Sales and marketing expenses	(196,224)	(127,095)	(70,707)
Other operating income, net	119,146	9,374
Total operating expenses	(3,441,744)	(2,356,450)	(2,659,230)
(Loss) Income from operations	(3,492,281)	(2,297,776)	(2,609,341)
Interest income, net	(2,494)
Foreign exchange (losses) gains		9,604	2,792,646
Income (Loss) before income taxes and equity in earnings of subsidiaries	(3,494,775)	(2,288,172)	183,305
Net income (loss) before equity in earnings of subsidiaries	(3,494,775)	(2,288,172)	183,305
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(33,351,286)	12,435,637	(23,844,218)
Net (loss) Income	$ (36,846,061)	$ 10,147,465	$ (23,660,913)